FIS Christian Stock Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 92.5%	Shares	Value
Aerospace & Defense - 0.5%
Huntington Ingalls Industries, Inc.	1,898	$333,251

Automobile Components - 0.6%
Gentex Corp.	18,108	440,387

Automobiles - 0.1%
Dr. Ing. h.c.F. Porsche AG - ADR	11,419	66,116

Banks - 3.3%
Danske Bank AS - ADR	38,372	651,557
HDFC Bank Ltd. - ADR	13,067	805,188
Sumitomo Mitsui Financial Group, Inc. - ADR	50,928	779,708
		2,236,453

Biotechnology - 0.3%
BioMarin Pharmaceutical, Inc. (a)	2,834	201,667

Capital Markets - 3.1%
Blue Owl Capital, Inc. - Class A	37,853	814,975
Intercontinental Exchange, Inc.	7,261	1,257,823
		2,072,798

Commercial Services & Supplies - 4.0%
GFL Environmental, Inc.	38,053	1,718,473
Republic Services, Inc.	4,099	971,545
		2,690,018

Construction Materials - 2.8%
Holcim AG (a)	85,910	1,874,685

Consumer Staples Distribution & Retail - 4.7%
Casey's General Stores, Inc.	4,640	1,921,935
Costco Wholesale Corp.	1,230	1,289,790
		3,211,725

Containers & Packaging - 1.8%
Graphic Packaging Holding Co.	46,400	1,237,952

Diversified Consumer Services - 1.3%
Grand Canyon Education, Inc. (a)	4,901	881,298

Diversified Telecommunication Services - 2.2%
Cellnex Telecom SA - ADR	22,969	408,618
Cogent Communications Holdings, Inc.	15,080	1,101,896
		1,510,514

Electric Utilities - 1.1%
American Electric Power Co., Inc.	7,279	771,938

Electronic Equipment, Instruments & Components - 0.9%
Trimble, Inc. (a)	8,135	585,557

Energy Equipment & Services - 3.4%
SBM Offshore NV	66,901	1,406,845
Tenaris SA - ADR	23,689	896,629
		2,303,474

Financial Services - 3.1%
Corpay, Inc. (a)	2,607	956,899
Equitable Holdings, Inc.	20,428	1,123,949
		2,080,848

Food Products - 0.9%
Bunge Global SA	8,597	637,811

Ground Transportation - 1.9%
Canadian Pacific Kansas City Ltd.	8,120	632,710
Old Dominion Freight Line, Inc.	3,842	678,113
		1,310,823

Health Care Equipment & Supplies - 5.2%
Edwards Lifesciences Corp. (a)	7,656	548,323
Intuitive Surgical, Inc. (a)	3,978	2,279,991
Stryker Corp.	1,898	732,988
		3,561,302

Health Care Providers & Services - 3.4%
Chemed Corp.	2,088	1,254,470
HCA Healthcare, Inc.	3,540	1,084,302
		2,338,772

Hotels, Restaurants & Leisure - 1.2%
Domino's Pizza, Inc.	1,679	822,223

Household Durables - 4.0%
Lennar Corp. - Class A	7,030	840,999
Toll Brothers, Inc.	16,508	1,842,953
		2,683,952

Household Products - 0.7%
Energizer Holdings, Inc.	15,396	473,119

Insurance - 3.6%
Aflac, Inc.	8,860	969,904
AIA Group Ltd. - ADR	23,241	713,964
Everest Re Group Ltd.	2,141	756,244
		2,440,112

IT Services - 1.2%
Cognizant Technology Solutions Corp. - Class A	9,790	815,801

Leisure Products - 0.0%(b)
Polaris, Inc.	56	2,516

Life Sciences Tools & Services - 1.0%
Danaher Corp.	3,323	690,387

Machinery - 4.0%
Caterpillar, Inc.	1,761	605,696
Deere & Co.	1,761	846,671
Oshkosh Corp.	4,599	470,478
Parker-Hannifin Corp.	1,180	788,842
		2,711,687

Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	14,010	517,109

Multi-Utilities - 1.3%
Engie SA - ADR	47,579	853,091

Oil, Gas & Consumable Fuels - 1.8%
ConocoPhillips	6,348	629,404
EOG Resources, Inc.	4,880	619,467
		1,248,871

Pharmaceuticals - 2.1%
Teva Pharmaceutical Industries Ltd. - ADR (a)	37,526	617,678
Zoetis, Inc.	4,886	817,135
		1,434,813

Professional Services - 0.9%
FTI Consulting, Inc. (a)	3,627	600,631

Semiconductors & Semiconductor Equipment - 7.8%
Broadcom, Inc.	4,836	964,443
NVIDIA Corp.	25,098	3,135,242
ON Semiconductor Corp. (a)	14,199	668,063
Skyworks Solutions, Inc.	7,498	499,817
		5,267,565

Software - 8.6%
Check Point Software Technologies Ltd. (a)	6,265	1,379,929
Datadog, Inc. - Class A (a)	5,363	625,058
Palo Alto Networks, Inc. (a)	12,148	2,313,344
ServiceNow, Inc. (a)	1,632	1,517,368
		5,835,699

Specialty Retail - 3.0%
Tractor Supply Co.	18,252	1,010,248
Valvoline, Inc. (a)	27,186	1,002,620
		2,012,868

Technology Hardware, Storage & Peripherals - 3.8%
FUJIFILM Holdings Corp. - ADR	73,251	741,300
Logitech International SA	10,939	1,082,305
NetApp, Inc.	7,894	787,900
		2,611,505

Trading Companies & Distributors - 1.4%
United Rentals, Inc.	1,436	922,372

Wireless Telecommunication Services - 0.7%
Tele2 AB - Class B	38,280	455,005
TOTAL COMMON STOCKS (Cost $51,725,825)		62,746,715

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
Industrial REITs - 0.6%
Americold Realty Trust, Inc.	17,706	405,998

Specialized REITs - 1.0%
American Tower Corp.	2,784	572,446
Millrose Properties, Inc. (a)	3,485	79,667
		652,113
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,125,143)		1,058,111

SHORT-TERM INVESTMENTS - 5.6%	Shares	Value
Money Market Funds - 5.6%
First American Treasury Obligations Fund - Class X, 4.28% (c)	3,827,484	3,827,484
TOTAL SHORT-TERM INVESTMENTS (Cost $3,827,484)		3,827,484

TOTAL INVESTMENTS - 99.7% (Cost $56,678,452)		$67,632,310
Other Assets in Excess of Liabilities - 0.3%		172,743
TOTAL NET ASSETS - 100.0%		$67,805,053

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

FIS Christian Stock Fund
Notes to Quarterly Schedule of Investments
February 28, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$62,746,715	$–	$–	$62,746,715
Real Estate Investment Trusts	1,058,111	–	–	1,058,111
Money Market Funds	3,827,484	–	–	3,827,484
Total Investments	$67,632,310	$–	$–	$67,632,310

Refer to the Schedule of Investments for further disaggregation of investment categories.

FIS Christian Stock Fund invested, as a percentage of net assets, in the following countries as of February 28, 2025 (Unaudited):

Allocation of Portfolio Holdings by Country as of February 28, 2025
(% of Net Assets)

United States	$51,792,265	76.2%
Switzerland	2,956,990	4.4
Canada	2,351,183	3.5
Israel	1,997,607	2.9
Japan	1,521,008	2.2
Netherlands	1,406,845	2.1
Luxembourg	896,629	1.3
France	853,091	1.3
India	805,188	1.2
Bermuda	756,244	1.1
Hong Kong	713,964	1.1
Denmark	651,557	1.0
Sweden	455,005	0.7
Spain	408,618	0.6
Germany	66,116	0.1
Other Assets in Excess of Liabilities	172,743	0.3
	$67,805,053	100.0%

Sector Classification as of February 28, 2025
(% of Net Assets)

Information Technology	$15,116,127	22.3%
Financials	8,830,211	13.1
Industrials	8,568,782	12.7
Health Care	8,226,941	12.0
Consumer Discretionary	6,909,360	10.2
Consumer Staples	4,322,655	6.3
Materials	3,629,746	5.4
Energy	3,552,345	5.2
Communication Services	1,965,519	2.9
Utilities	1,625,029	2.4
Real Estate	1,058,111	1.6
Money Market Funds	3,827,484	5.6
Other Assets in Excess of Liabilities	172,743	0.3
	67,805,053	100.0%